Group information - Additional Information (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Associates
Disclosure of detailed information about business combination [line items]
Derivative financial assets and liabilities	R$ 0	R$ 7,220
Subsidiaries
Disclosure of detailed information about business combination [line items]
Derivative financial assets and liabilities	R$ 9,044	R$ 0